Recent Accounting Pronouncements (Narrative) (Detail)	6 Months Ended
Jun. 30, 2012 Statement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of consecutive statements	2
Threshold having a likelihood	More than 50%